Pension Plan and Employee Benefits, Benefit Obligation, Plan Assets, and Funded Status (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		$ 473,197
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		499,724
Service cost		6,909
Interest cost		15,088
Plan participants' contributions		0
Actuarial (gain) loss		6,242
Expenses paid		(2,025)
Medicare D		0
Benefits paid		(13,153)
Benefit obligation at end of year	$ 499,724	512,785
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year		398,515
Actual return on plan assets		20,378
Expenses paid		(2,025)
Benefits paid		(13,153)
Fair value of plan assets at end of year	398,515	403,715
Unfunded status		(109,070)
Successor [Member] | Other Benefits [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		42,707
Service cost		1,112
Interest cost		1,237
Plan participants' contributions		758
Actuarial (gain) loss		2,292
Expenses paid		0
Medicare D		0
Benefits paid		(3,970)
Benefit obligation at end of year	42,707	44,136
Change in plan assets [Roll Forward]
Expenses paid		0
Benefits paid		(3,970)
Unfunded status		(44,136)
Successor [Member] | SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		76,194
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		79,555
Service cost		571
Interest cost		2,275
Actuarial (gain) loss		1,152
Plan Amendments		(2,509)
Benefits paid		(2,999)
Curtailments		0
Special/contractual termination benefits		0
Benefit obligation at end of year	79,555	78,045
Change in plan assets [Roll Forward]
Benefits paid		(2,999)
Predecessor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			$ 440,876
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	480,062	499,724	498,372
Service cost	2,563		10,419	$ 8,050
Interest cost	6,242		20,795	19,851
Plan participants' contributions	0		0
Actuarial (gain) loss	16,857		(30,483)
Expenses paid	(801)		(1,995)
Medicare D	0		0
Benefits paid	(5,199)		(17,046)
Benefit obligation at end of year	499,724		480,062	498,372
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	383,532	398,515	412,803
Actual return on plan assets	20,983		(10,230)
Expenses paid	(801)		(1,995)
Benefits paid	(5,199)		(17,046)
Fair value of plan assets at end of year	398,515		383,532	412,803
Unfunded status	(101,209)		(96,530)
Predecessor [Member] | Other Benefits [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	43,070	42,707	44,652
Service cost	431		1,635	1,542
Interest cost	476		1,607	1,809
Plan participants' contributions	300		903
Actuarial (gain) loss	0		(1,039)
Expenses paid	0		0
Medicare D	0		48
Benefits paid	(1,570)		(4,736)
Benefit obligation at end of year	42,707		43,070	44,652
Change in plan assets [Roll Forward]
Expenses paid	0		0
Benefits paid	(1,570)		(4,736)
Unfunded status	(42,707)		(43,070)
Predecessor [Member] | SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			65,840
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	72,315	$ 79,555	73,902
Service cost	702		2,705	2,278
Interest cost	900		3,056	3,028
Actuarial (gain) loss	0		(4,488)
Benefits paid	(1,186)		(2,860)
Curtailments	3,602		0	0
Special/contractual termination benefits	3,222		0	0
Benefit obligation at end of year	79,555		72,315	$ 73,902
Change in plan assets [Roll Forward]
Benefits paid	$ (1,186)		$ (2,860)